Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2019	2018
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,350	19,186
Furniture and fixtures	705	751
Leasehold improvements	2,541	2,182
Transportation equipment	655	664
Property leased to others	4,242	4,141
ROU assets	3,699	-
	39,768	35,500

Accumulated depreciation
Buildings	2,088	1,947
Equipment	17,387	18,014
Furniture and fixtures	633	735
Leasehold improvements	2,117	2,064
Transportation equipment	565	537
Property leased to others	530	415
ROU assets	957	-
	24,277	23,712

Property and equipment pending for inspection	60	1,926

Total	$15,551	$13,714

Depreciation expense recognized during the years ended
December 31, 2019,
2018,
and
2017,
was approximately
$1,023,000,
$993,000,
and
$1,016,000,
respectively.

In
August 2009,
the Company sold its land, located in Hsinchu, Taiwan, with a carrying value of approximately
$8,918,000
to a real estate developer in exchange for a portion of the real estate after it is developed, which includes a portion of an office building and a portion of a parking lot. The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth. Considering the Company’s current operating scale and capital requirements, the Company leased out three
units to a
third
party in
December 2014.
The Company has also sold
5
building units to
third
parties during the years ended
December 31, 2015
and
2014.
In the
third
quarter of
2019,
the Company sold the remaining
two
building units which were classified as property and equipment pending for inspection to a third
party and a net gain of
$500,000
was recorded for the year ended
December 31, 2019.